Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment	NOTE 13 PROPERTY, PLANT AND EQUIPMENT The majority of our tangible assets are buildings, machinery and equipment used to produce or distribute our products and render our services. Right-of-use (“ROU”) assets primarily include railcars, marine vessels, real estate and mobile equipment. Machinery Mine Land and Buildings and and Development Assets Under Improvements Improvements Equipment Costs Construction Total Useful life range (years) 4 – 85 1 – 65 1 – 80 1 – 60 n/a Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Acquisitions (Note 25) 2 3 5 ‐ ‐ 10 Additions 7 18 97 ‐ 1,646 1,768 Additions – ROU assets ‐ 140 238 ‐ ‐ 378 Disposals (29) (21) (35) ‐ (1) (86) Transfers 38 142 874 145 (1,199) ‐ Foreign currency translation and other 2 (34) (41) 55 (83) (101) Depreciation (35) (191) (991) (70) ‐ (1,287) Depreciation – ROU assets (2) (57) (248) ‐ ‐ (307) Impairment ‐ ‐ (14) ‐ (5) (19) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 comprised of: Cost 1,547 8,584 20,627 2,496 1,564 34,818 Accumulated depreciation and impairments (474) (2,279) (10,406) (1,643) ‐ (14,802) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 comprised of: Owned property, plant and equipment 1,044 5,930 9,517 853 1,564 18,908 ROU assets 29 375 704 ‐ ‐ 1,108 Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Carrying amount – December 31, 2019 1,160 6,409 10,641 747 1,378 20,335 Acquisitions (Note 25) 8 27 42 ‐ ‐ 77 Additions 25 91 224 1 1,077 1,418 Additions – ROU assets ‐ 24 299 ‐ ‐ 323 Disposals (5) (9) (34) ‐ ‐ (48) Transfers 46 58 923 164 (1,191) ‐ Foreign currency translation and other (15) ‐ 30 30 (10) 35 Depreciation (39) (198) (1,060) (82) ‐ (1,379) Depreciation – ROU assets (2) (55) (222) ‐ ‐ (279) Impairment (88) (42) (507) (137) (48) (822) Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Balance – December 31, 2020 comprised of: Cost 1,530 8,377 19,730 2,279 1,206 33,122 Accumulated depreciation and impairments (440) (2,072) (9,394) (1,556) ‐ (13,462) Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Balance – December 31, 2020 comprised of: Owned property, plant and equipment 1,061 5,986 9,665 723 1,206 18,641 ROU assets 29 319 671 ‐ ‐ 1,019 Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Depreciation of property, plant and equipment was included in the following: 2021 2020 Freight, transportation and distribution 133 138 Cost of goods sold 1,052 1,111 Selling expenses 416 393 General and administrative expenses 36 56 Depreciation recorded in earnings 1,637 1,698 Depreciation recorded in inventory 112 132 Impairment In 2020, we recorded the following impairments: Cash-generating units ("CGUs") Aurora White Springs Segment Phosphate Impairment indicator Lower long-term forecasted global phosphate prices Pre-tax impairment loss ($) 545 215 Pre-tax recoverable amount ($) n/a 160 Post-tax recoverable amount ($) 995 n/a Valuation technique Fair value less costs of disposal ("FVLCD") a Level 3 measurement Value in use ("VIU") Key assumptions End of mine life (proven and probable reserves) (year) 2050 2029 Pre-tax discount rate (%) n/a 16.0 Post-tax discount rate (%) 10.5 12.0 For our Aurora CGU, the recoverable amount was based on after-tax discounted cash flows (using a five-year projection and a terminal year thereafter to the expected mine life), which incorporated assumptions an independent market participant would apply. For our White Springs CGU, the recoverable amount was based on pre-tax discounted cash flows until the end of the mine life. There were no reversals of impairment in 2021.